INTANGIBLE ASSETS, NET - Amortization expense (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	¥ 8,674
2023	8,431
2024	7,837
2025	7,013
2026	4,732
Then thereafter	¥ 11,710